Annual Total Returns[BarChart] - International Fund - International Fund Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.60%)	18.24%	21.00%	(6.03%)	(0.63%)	1.69%	24.47%	(13.36%)	21.01%	8.19%